Other Investments	12 Months Ended
Mar. 31, 2025
Other Investments [Abstract]
OTHER INVESTMENTS
11.OTHER INVESTMENTS

As at	March 31, 2025	March 31, 2024
Investments designated as FVTOCI
Public companies	$1,334	$547
Private companies	—	62
	1,334	609
Investments designated as FVTPL
Public companies	13,409	42,488
Private companies	2,534	3,157
	15,943	45,645
Total	$17,277	$46,254
Investments in publicly traded companies represent equity interests of other publicly-trading mining companies that the Company has acquired through the open market or through private placements. Investments held for trading are classified as FVTPL. For other investments, the Company can make an irrevocable election, on an instrument-by-instrument basis, to designate them as FVTOCI.
The continuity of such investments is as follows:

	Fair Value	Accumulated fair value change included in OCI	Accumulated fair value change included in P&L
As at April 1, 2023	$15,540	$(25,648)	$1,385
Loss on equity investments designated as FVTOCI	(67)	(67)	—
Gain on equity investments designated as FVTPL	9,074	—	9,074
Acquisition	23,305	—	—
Disposal	(1,492)	—	—
Impact of foreign currency translation	(106)	—	—
As at March 31, 2024	$46,254	$(25,715)	$10,459
Loss on equity investments designated as FVTOCI	5	5	—
Gain on equity investments designated as FVTPL	12,451	—	12,451
Acquisition	20,953	—	—
Disposal	(36,289)	—	—
Transferred upon acquisition of Adventus	(25,727)	—	—
Impact of foreign currency translation	(370)	—	—
As at March 31, 2025	$17,277	$(25,710)	$22,910